Loan Receivable (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 04, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2025	Jan. 31, 2025	Dec. 31, 2024	Dec. 24, 2024	Nov. 30, 2024
Loan Receivable [Line Items]
Loan receivable due date	Feb. 20, 2025
Repayments of loan receivable				$ 250,000		$ 954,625
Loan receivable		$ 314,668		314,668		552,059		$ 314,668
Interest income		13,828	$ 17,351	22,183	$ 17,351	$ 36,685
Third Party [Member]
Loan Receivable [Line Items]
Loaned amount										$ 1,300,000		$ 170,000
Unsecured Loan [Member]
Loan Receivable [Line Items]
Interest rate	8.00%								6.50%		6.50%
Recognized interest income		$ 4,253		$ 12,608